Segments - Information Regarding Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 186,195	$ 128,835
Income (Loss) from Operations	18,187	(22,872)
Depreciation and Amortization	34,938	37,242
Total Assets	2,002,079		2,016,630
Domestic Offshore
Segment Reporting Information [Line Items]
Revenue	121,115	82,318
Income (Loss) from Operations	39,955	916
Depreciation and Amortization	19,844	19,012
Total Assets	907,325		980,973
International Offshore
Segment Reporting Information [Line Items]
Revenue	31,774	18,048
Income (Loss) from Operations	(12,169)	(20,849)
Depreciation and Amortization	10,020	12,341
Total Assets	696,094		649,565
Inland
Segment Reporting Information [Line Items]
Total Assets	100,035		107,349
Domestic Liftboats
Segment Reporting Information [Line Items]
Total Assets	69,809		74,824
International Liftboats
Segment Reporting Information [Line Items]
Revenue	33,306	28,469
Income (Loss) from Operations	5,152	8,208
Depreciation and Amortization	4,352	5,256
Total Assets	192,417		147,823
All Segments Excluding Corporate
Segment Reporting Information [Line Items]
Revenue	186,195	128,835
Income (Loss) from Operations	32,938	(11,725)
Depreciation and Amortization	34,216	36,609
Corporate
Segment Reporting Information [Line Items]
Revenue	0	0
Income (Loss) from Operations	(14,751)	(11,147)
Depreciation and Amortization	722	633
Total Assets	$ 36,399		$ 56,096